Related Party Transactions (Details) - Schedule of Awards Settled in a Net Settlement basis in Exchange $ in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($)
Forfeited [Member]
Related Party Transactions (Details) - Schedule of Awards Settled in a Net Settlement basis in Exchange [Line Items]
DSUs issued to certain members of the Board of Directors
RSUs to key management personnel, which vest over a three-year period(1)	17,426	[1]
PSUs to key management personnel, which include both a time and performance condition on vesting	47,129
Stock options to key management personnel	32,403
Awards Settled [Member]
Related Party Transactions (Details) - Schedule of Awards Settled in a Net Settlement basis in Exchange [Line Items]
DSUs issued to certain members of the Board of Directors
RSUs to key management personnel, which vest over a three-year period(1)	77,593	[1]
PSUs to key management personnel, which include both a time and performance condition on vesting
Stock options to key management personnel
Public Shares issued [Member]
Related Party Transactions (Details) - Schedule of Awards Settled in a Net Settlement basis in Exchange [Line Items]
DSUs issued to certain members of the Board of Directors
RSUs to key management personnel, which vest over a three-year period(1)	39,672	[1]
PSUs to key management personnel, which include both a time and performance condition on vesting
Stock options to key management personnel

[1]	RSUs were settled on a net settlement basis